Schedule of interest in joint ventures (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Equity attributable to the owners	$ 14	$ 17
S a c m e member
IfrsStatementLineItems [Line Items]
Percentage interest held in capital stock and votes	50.00%
Equity attributable to the owners	$ 14	$ 17